Events Subsequent to December 31, 2019	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Events Subsequent to December 31, 2019
Events Subsequent to December 31, 2019
Subsequent to December 31, 2019, crude oil benchmark prices decreased substantially due to a drop in global crude oil demand triggered by the impact of the COVID-19 virus on the global economy. In March 2020, crude oil prices decreased further due to a breakdown in negotiations between OPEC and non-OPEC partners regarding proposed production cuts. The recent volatility in the crude oil pricing environment may continue and could impact the Company’s earnings and cash flows.